Current and Long-term Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Current and Long-term Liabilities
Estimated contingent liability for indirect taxes	$ 40,907	$ 35,899
Decrease in rent expense due to the release of deferred rent liabilities	82
Short-term deferred rent liabilities	1,156	1,125
Long-term deferred rent liabilities	$ 9,634	$ 9,747